Goodwill, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill, Net [Abstract]
Impairment losses on goodwill	$ 1,415,341	$ 10,636,358